Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Change in valuation allowance	$ 5.8	$ 0.6
Federal tax net operating loss carryforwards	180.0
State net operating loss carryforwards	49.0
Federal research and development credits carryforwards	1.8
Research and development credits carryforwards	0.8
Deferred tax asset for research and development credit	$ 0.5	$ 0.5